Offsets	Mar. 02, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Intellia Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-275740
Initial Filing Date	Nov. 24, 2023
Fee Offset Claimed	$ 16,927.26
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	114,683,350
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 114,683,350.00
Termination / Withdrawal Statement	See Note (3) under Table 1 above. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $16,927.26 of the registration fee previously paid in connection with the Current Registration Statement in connection with the Current Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this Prospectus. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Current Registration Statement will be deemed terminated as of the date of effectiveness of this Prospectus.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Intellia Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-275740
Filing Date	Feb. 26, 2024
Fee Paid with Fee Offset Source	$ 16,927.26